Vanguard® ESG U.S. Stock ETF
Schedule of Investments (unaudited)
As of November 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Basic Materials (1.9%)
	Linde plc	77,957	24,801
	Air Products and Chemicals Inc.	33,184	9,538
	Newmont Corp.	120,398	6,612
	Dow Inc.	112,743	6,193
	International Flavors & Fragrances Inc.	37,761	5,369
	Fastenal Co.	85,925	5,084
	Nucor Corp.	44,373	4,715
	Albemarle Corp.	17,575	4,684
	LyondellBasell Industries NV Class A	40,285	3,510
	International Paper Co.	59,648	2,715
	Celanese Corp.	16,736	2,533
	Avery Dennison Corp.	12,298	2,522
	Eastman Chemical Co.	20,668	2,156
	CF Industries Holdings Inc.	32,493	1,969
	FMC Corp.	19,365	1,940
	Mosaic Co.	56,053	1,918
	Steel Dynamics Inc.	29,372	1,756
	Reliance Steel & Aluminum Co.	9,691	1,440
*	Cleveland-Cliffs Inc.	69,485	1,414
	Alcoa Corp.	28,489	1,326
	Huntsman Corp.	33,171	1,051
	Royal Gold Inc.	10,110	1,011
	United States Steel Corp.	41,529	939
	Valvoline Inc.	27,138	925
	Ashland Global Holdings Inc.	8,610	870
	Balchem Corp.	5,367	848
	Element Solutions Inc.	36,424	833
	Avient Corp.	14,889	819
	UFP Industries Inc.	9,724	810
*	Livent Corp.	26,684	808
	Scotts Miracle-Gro Co.	5,405	783
*	Univar Solutions Inc.	28,155	730
	Sensient Technologies Corp.	6,699	652
	Quaker Chemical Corp.	2,282	520
*	Arconic Corp.	17,653	472
	Hecla Mining Co.	83,184	461
	Cabot Corp.	8,543	448
	Westlake Chemical Corp.	4,602	428
	Mueller Industries Inc.	7,704	426
*	Ingevity Corp.	5,758	414
	Boise Cascade Co.	5,760	373

		Shares	Market Value ($000)
	Tronox Holdings plc Class A	16,815	370
	Minerals Technologies Inc.	4,904	322
	Stepan Co.	2,797	315
	NewMarket Corp.	914	303
	Trinseo plc	6,043	285
*	Constellium SE Class A	15,620	274
	Innospec Inc.	3,184	259
	Compass Minerals International Inc.	4,528	220
*	Kraton Corp.	4,501	207
*	GCP Applied Technologies Inc.	7,905	185
	Kaiser Aluminum Corp.	2,030	181
*	Amyris Inc.	23,200	159
*	Coeur Mining Inc.	27,619	155
*	Sylvamo Corp.	4,991	151
*	Century Aluminum Co.	11,026	146
*	Orion Engineered Carbons SA	7,841	138
	Schweitzer-Mauduit International Inc.	4,127	118
*	Piedmont Lithium Inc.	1,762	106
	Neenah Inc.	2,144	100
			110,810
Consumer Discretionary (17.5%)
*	Amazon.com Inc.	65,519	229,780
*	Tesla Inc.	120,351	137,773
	Home Depot Inc.	160,812	64,423
*	Netflix Inc.	65,135	41,810
*	Walt Disney Co.	273,726	39,663
	Costco Wholesale Corp.	66,654	35,952
	NIKE Inc. Class B	186,987	31,646
	McDonald's Corp.	112,231	27,452
	Lowe's Cos. Inc.	106,708	26,100
	Starbucks Corp.	177,104	19,418
	Target Corp.	75,049	18,300
*	Booking Holdings Inc.	6,086	12,792
	TJX Cos. Inc.	181,475	12,594
	Estee Lauder Cos. Inc. Class A	34,587	11,485
	Ford Motor Co.	590,855	11,338
*	Uber Technologies Inc.	241,163	9,164
*	MercadoLibre Inc.	7,029	8,353
	Dollar General Corp.	35,600	7,878
*	Lululemon Athletica Inc.	17,104	7,772
*	Chipotle Mexican Grill Inc.	4,351	7,150
	Activision Blizzard Inc.	116,294	6,815
*	O'Reilly Automotive Inc.	10,382	6,625
	eBay Inc.	98,037	6,614
*	Aptiv plc	40,496	6,494
*	AutoZone Inc.	3,184	5,786
	Ross Stores Inc.	52,748	5,754
	Yum! Brands Inc.	44,944	5,521
*	Etsy Inc.	19,322	5,305
	Electronic Arts Inc.	42,603	5,292
*	Spotify Technology SA	20,917	4,989
	DR Horton Inc.	50,311	4,915
*	Dollar Tree Inc.	35,336	4,729
	Lennar Corp. Class A	42,768	4,493
	Best Buy Co. Inc.	37,980	4,059
	Tractor Supply Co.	17,368	3,914
*	Expedia Group Inc.	22,202	3,577
*	CarMax Inc.	24,864	3,512

		Shares	Market Value ($000)
	VF Corp.	48,906	3,508
*	Carvana Co.	11,557	3,241
	Pool Corp.	5,832	3,232
	Yum China Holdings Inc.	64,001	3,206
*	Ulta Beauty Inc.	8,016	3,078
	Garmin Ltd.	22,776	3,041
*	Burlington Stores Inc.	10,158	2,978
	Domino's Pizza Inc.	5,537	2,902
*	Wayfair Inc. Class A	11,496	2,849
*	Take-Two Interactive Software Inc.	17,168	2,848
	ViacomCBS Inc. Class B	89,433	2,768
	Bath & Body Works Inc.	36,595	2,749
	Genuine Parts Co.	21,188	2,707
	Darden Restaurants Inc.	19,285	2,660
*	NVR Inc.	460	2,404
	LKQ Corp.	41,350	2,311
*	Live Nation Entertainment Inc.	21,218	2,263
	Williams-Sonoma Inc.	11,158	2,174
	Omnicom Group Inc.	32,097	2,160
	Advance Auto Parts Inc.	9,757	2,154
*	Avis Budget Group Inc.	7,658	2,103
*	Liberty Media Corp.-Liberty Formula One Class C	33,740	2,055
	Fox Corp. Class A	56,557	2,020
*	Floor & Decor Holdings Inc. Class A	15,514	2,000
	Vail Resorts Inc.	6,021	1,997
	Whirlpool Corp.	9,046	1,970
	Interpublic Group of Cos. Inc.	58,690	1,948
	PulteGroup Inc.	38,660	1,934
*	GameStop Corp. Class A	9,758	1,915
	Hasbro Inc.	18,944	1,836
*	Lyft Inc. Class A	44,151	1,793
	Tapestry Inc.	42,704	1,713
*	Five Below Inc.	8,266	1,682
*	Farfetch Ltd. Class A	48,417	1,666
*	Deckers Outdoor Corp.	4,043	1,639
	Service Corp. International	24,675	1,632
*	SiteOne Landscape Supply Inc.	6,636	1,595
	BorgWarner Inc.	36,361	1,574
	Lear Corp.	9,300	1,560
*	Liberty Media Corp.-Liberty SiriusXM Class A	31,936	1,558
*	RH	2,634	1,536
*	Crocs Inc.	9,077	1,489
*	BJ's Wholesale Club Holdings Inc.	21,145	1,399
	Macy's Inc.	47,165	1,344
	Lithia Motors Inc. Class A	4,566	1,330
*	Capri Holdings Ltd.	21,920	1,298
	Newell Brands Inc.	58,578	1,258
	Gentex Corp.	36,215	1,247
	Autoliv Inc.	12,920	1,245
	Kohl's Corp.	24,075	1,233
	Tempur Sealy International Inc.	28,544	1,223
	PVH Corp.	11,150	1,191
	Aramark	35,406	1,183
	Rollins Inc.	35,139	1,169
*	Bright Horizons Family Solutions Inc.	9,496	1,168
	New York Times Co. Class A	24,587	1,168
*	YETI Holdings Inc.	12,618	1,163
	Dick's Sporting Goods Inc.	9,498	1,117

		Shares	Market Value ($000)
*	Mattel Inc.	52,514	1,114
*	Fox Factory Holding Corp.	6,283	1,104
*	Planet Fitness Inc. Class A	13,427	1,097
	Toll Brothers Inc.	16,985	1,078
*	Southwest Airlines Co.	23,372	1,038
	Nielsen Holdings plc	54,198	1,038
*	Discovery Inc. Class A	43,868	1,021
*	IAA Inc.	21,014	1,015
*	Delta Air Lines Inc.	26,145	946
*	Zynga Inc. Class A	151,334	913
	Nexstar Media Group Inc. Class A	6,102	912
*	Skechers U.S.A. Inc. Class A	19,985	898
*	Helen of Troy Ltd.	3,726	896
*	QuantumScape Corp. Class A	31,028	895
[1]	Sirius XM Holdings Inc.	146,247	892
	Texas Roadhouse Inc. Class A	10,728	890
	Harley-Davidson Inc.	24,034	880
*	Goodyear Tire & Rubber Co.	43,720	879
	Thor Industries Inc.	8,224	869
*	AutoNation Inc.	6,907	855
	Hanesbrands Inc.	52,789	853
	Ralph Lauren Corp.	7,344	852
*	Under Armour Inc. Class C	42,026	843
	Leggett & Platt Inc.	20,448	826
	Signet Jewelers Ltd.	8,101	787
	Wingstop Inc.	4,674	751
*	Terminix Global Holdings Inc.	19,098	713
*	Ollie's Bargain Outlet Holdings Inc.	11,441	708
*	Meritage Homes Corp.	6,258	706
*	Discovery Inc. Class C	30,407	691
	Carter's Inc.	6,765	683
	TEGNA Inc.	34,307	678
*	Hilton Grand Vacations Inc.	13,961	663
	American Eagle Outfitters Inc.	25,454	659
*	Skyline Champion Corp.	8,385	656
*	Overstock.com Inc.	7,297	651
	H&R Block Inc.	27,429	650
*	Adient plc	15,270	648
	Foot Locker Inc.	14,131	645
*	Victoria's Secret & Co.	11,770	639
	Papa John's International Inc.	5,237	638
	Steven Madden Ltd.	13,332	633
*	Chegg Inc.	22,375	623
*	National Vision Holdings Inc.	12,948	622
	LCI Industries	4,015	611
	Columbia Sportswear Co.	6,204	605
*	United Airlines Holdings Inc.	14,141	598
	Wendy's Co.	28,076	578
	Gap Inc.	34,115	564
*	Asbury Automotive Group Inc.	3,439	563
*	Sonos Inc.	17,710	561
*	Veoneer Inc.	15,716	559
*	Taylor Morrison Home Corp. Class A	17,826	554
*	Fisker Inc.	25,752	551
*	Madison Square Garden Sports Corp.	3,194	550
*	Grand Canyon Education Inc.	7,428	538
	Group 1 Automotive Inc.	2,760	538
	KB Home	13,398	536

		Shares	Market Value ($000)
*	Academy Sports & Outdoors Inc.	11,368	507
	Dana Inc.	22,514	484
	Fox Corp. Class B	14,212	478
*	Frontdoor Inc.	13,710	474
*	Coty Inc. Class A	47,832	465
*	American Airlines Group Inc.	26,088	461
	Rent-A-Center Inc.	10,400	459
	Penske Automotive Group Inc.	4,515	450
*	LGI Homes Inc.	3,128	449
	Qurate Retail Inc. Class A	55,882	447
	MillerKnoll Inc.	11,740	445
*	SeaWorld Entertainment Inc.	7,526	444
*	Callaway Golf Co.	16,447	443
*,1	PROG Holdings Inc.	9,706	438
*	Six Flags Entertainment Corp.	11,876	434
*	Leslie's Inc.	20,592	432
*	Visteon Corp.	3,990	423
	Cracker Barrel Old Country Store Inc.	3,435	419
*	Shake Shack Inc. Class A	5,699	416
*	Under Armour Inc. Class A	17,542	414
*	TripAdvisor Inc.	15,754	407
	MDC Holdings Inc.	8,398	402
*	Cavco Industries Inc.	1,332	396
*	Tri Pointe Homes Inc.	15,606	390
*	Dorman Products Inc.	3,405	378
*	Gentherm Inc.	4,276	361
	Wolverine World Wide Inc.	11,580	360
*	Lions Gate Entertainment Corp. Class B	25,672	350
	Kontoor Brands Inc.	6,488	350
*	Urban Outfitters Inc.	11,027	349
*	Abercrombie & Fitch Co. Class A	9,606	346
	Winnebago Industries Inc.	4,724	341
	World Wrestling Entertainment Inc. Class A	6,627	327
*	iRobot Corp.	4,068	309
	John Wiley & Sons Inc. Class A	5,832	303
*	Meredith Corp.	5,055	298
*	Cinemark Holdings Inc.	18,994	295
	Graham Holdings Co. Class B	520	295
*	Bed Bath & Beyond Inc.	15,806	290
*	KAR Auction Services Inc.	19,057	286
*	Sally Beauty Holdings Inc.	14,538	285
*	Sleep Number Corp.	3,529	282
	Rush Enterprises Inc. Class A	5,385	274
*	Brinker International Inc.	7,862	272
*	Nordstrom Inc.	12,662	268
*	2U Inc.	11,089	264
*	Knowles Corp.	12,164	264
*	Sabre Corp.	33,905	255
*	Liberty Media Corp.-Liberty SiriusXM Class C	5,071	248
*	Playtika Holding Corp.	14,300	246
	Jack in the Box Inc.	2,957	244
	Monro Inc.	4,361	244
*	Bloomin' Brands Inc.	13,739	243
	Acushnet Holdings Corp.	4,365	237
	Inter Parfums Inc.	2,695	237
*	Cardlytics Inc.	3,485	236
*	ODP Corp.	6,200	234
	Oxford Industries Inc.	2,441	233

		Shares	Market Value ($000)
*	ContextLogic Inc. Class A	62,200	232
*	Driven Brands Holdings Inc.	7,500	231
*	Dave & Buster's Entertainment Inc.	6,942	225
	Buckle Inc.	4,769	224
	Gray Television Inc.	10,775	222
	PriceSmart Inc.	2,998	215
	HNI Corp.	5,453	215
	Strategic Education Inc.	3,861	207
*	Dine Brands Global Inc.	2,864	206
*	Alaska Air Group Inc.	4,137	201
*	G-III Apparel Group Ltd.	6,785	201
	La-Z-Boy Inc.	5,938	198
*	Selectquote Inc.	22,000	198
*	Adtalem Global Education Inc.	6,262	186
*	Petco Health & Wellness Co. Inc. Class A	9,500	182
*	IMAX Corp.	10,588	175
*	Stitch Fix Inc. Class A	6,900	172
*	Cheesecake Factory Inc.	4,227	162
*	Children's Place Inc.	1,791	155
*	Central Garden & Pet Co. Class A	3,506	152
*	MakeMyTrip Ltd.	6,063	148
*	JetBlue Airways Corp.	10,721	144
	Matthews International Corp. Class A	3,938	137
	Scholastic Corp.	3,651	137
	Aaron's Co. Inc.	6,194	137
	Laureate Education Inc. Class A	13,355	134
*	Liberty Media Corp.-Liberty Braves Class C	4,761	131
	Guess? Inc.	5,738	129
	Steelcase Inc. Class A	11,401	128
*	Allegiant Travel Co.	683	118
*	Afya Ltd. Class A	7,800	110
*	Copa Holdings SA Class A	1,435	100
	Big Lots Inc.	2,068	90
	EW Scripps Co. Class A	4,570	85
*	AMC Networks Inc. Class A	2,100	81
*	Spirit Airlines Inc.	3,856	81
*	Lions Gate Entertainment Corp. Class A	5,342	78
*	American Axle & Manufacturing Holdings Inc.	8,365	74
*	SkyWest Inc.	1,729	68
*	WW International Inc.	3,400	57
*	Liberty Media Corp.-Liberty Braves Class A	1,135	32
			1,033,914
Consumer Staples (4.3%)
	Procter & Gamble Co.	368,457	53,272
	PepsiCo Inc.	209,562	33,484
	Coca-Cola Co.	587,447	30,812
	CVS Health Corp.	198,701	17,696
	Mondelez International Inc. Class A	210,200	12,389
	Colgate-Palmolive Co.	127,121	9,537
	Kimberly-Clark Corp.	50,965	6,641
	General Mills Inc.	92,942	5,741
	Sysco Corp.	73,814	5,170
	McKesson Corp.	23,474	5,088
	Corteva Inc.	111,136	5,001
	Walgreens Boots Alliance Inc.	108,304	4,852
*	Monster Beverage Corp.	56,183	4,707
	Kroger Co.	113,160	4,700
	Hershey Co.	21,886	3,885

		Shares	Market Value ($000)
	Keurig Dr Pepper Inc.	107,710	3,661
	Kraft Heinz Co.	104,849	3,524
	Church & Dwight Co. Inc.	38,382	3,431
	Tyson Foods Inc. Class A	43,037	3,398
	McCormick & Co. Inc. (Non-Voting)	37,953	3,257
	Clorox Co.	18,920	3,081
	AmerisourceBergen Corp.	22,457	2,599
	Kellogg Co.	38,613	2,362
	Conagra Brands Inc.	70,169	2,144
	J M Smucker Co.	15,912	2,012
	Hormel Foods Corp.	44,418	1,839
	Bunge Ltd.	20,974	1,816
*	Darling Ingredients Inc.	24,683	1,667
	Campbell Soup Co.	29,607	1,194
	Lamb Weston Holdings Inc.	22,489	1,168
	Casey's General Stores Inc.	5,864	1,139
*	US Foods Holding Corp.	35,265	1,108
*	Performance Food Group Co.	24,718	996
	Ingredion Inc.	10,244	954
*	Post Holdings Inc.	9,119	881
	Albertsons Cos. Inc. Class A	23,966	843
	Flowers Foods Inc.	29,319	757
*	Freshpet Inc.	6,494	702
	Spectrum Brands Holdings Inc.	6,714	672
*,1	Beyond Meat Inc.	9,519	669
	Sanderson Farms Inc.	3,316	623
*	Herbalife Nutrition Ltd.	16,091	601
*	Nomad Foods Ltd.	24,545	586
*	Hain Celestial Group Inc.	14,468	570
*	Celsius Holdings Inc.	8,079	553
*	Sprouts Farmers Market Inc.	18,272	483
	WD-40 Co.	1,923	431
*	Simply Good Foods Co.	11,418	422
	Lancaster Colony Corp.	2,721	398
	Coca-Cola Consolidated Inc.	632	361
	Medifast Inc.	1,665	343
	Energizer Holdings Inc.	8,804	327
*	Hostess Brands Inc. Class A	17,026	289
	B&G Foods Inc.	9,555	288
	Edgewell Personal Care Co.	6,751	287
	Nu Skin Enterprises Inc. Class A	6,439	283
	J & J Snack Foods Corp.	1,906	260
*	TreeHouse Foods Inc.	6,754	248
*	Grocery Outlet Holding Corp.	7,150	207
	Reynolds Consumer Products Inc.	6,900	201
	Cal-Maine Foods Inc.	4,579	165
*	USANA Health Sciences Inc.	1,622	162
*	GrowGeneration Corp.	9,400	153
	National Beverage Corp.	2,886	150
	Weis Markets Inc.	2,128	134
	Fresh Del Monte Produce Inc.	4,291	106
	Calavo Growers Inc.	2,548	103
	ACCO Brands Corp.	11,986	99
	Tootsie Roll Industries Inc.	2,078	65
			257,747
Energy (0.3%)
*	Enphase Energy Inc.	19,920	4,980
*	Plug Power Inc.	79,903	3,184

		Shares	Market Value ($000)
*	SolarEdge Technologies Inc.	7,831	2,567
*	First Solar Inc.	16,115	1,669
*	ChargePoint Holdings Inc.	19,600	500
*	Shoals Technologies Group Inc. Class A	16,111	453
*	Array Technologies Inc.	22,309	402
	Arcosa Inc.	7,400	379
*	SunPower Corp.	12,665	363
*	FuelCell Energy Inc.	40,015	347
*	Renewable Energy Group Inc.	4,836	231
*	Maxeon Solar Technologies Ltd.	5,800	106
			15,181
Financials (10.6%)
	JPMorgan Chase & Co.	448,179	71,184
	Bank of America Corp.	1,116,060	49,631
	BlackRock Inc.	21,601	19,540
	Citigroup Inc.	304,938	19,425
	Morgan Stanley	204,626	19,403
	Goldman Sachs Group Inc.	49,730	18,947
	Charles Schwab Corp.	226,520	17,530
	S&P Global Inc.	36,624	16,691
	Marsh & McLennan Cos. Inc.	77,106	12,647
	PNC Financial Services Group Inc.	63,521	12,514
	Truist Financial Corp.	202,004	11,981
	CME Group Inc.	54,155	11,942
	Chubb Ltd.	65,582	11,770
	US Bancorp	202,059	11,182
	Intercontinental Exchange Inc.	84,261	11,015
	Aon plc Class A	33,571	9,929
	Moody's Corp.	24,794	9,686
	Progressive Corp.	88,134	8,191
	MSCI Inc.	12,049	7,584
	American International Group Inc.	130,084	6,842
	T. Rowe Price Group Inc.	33,946	6,788
	Bank of New York Mellon Corp.	119,555	6,550
	MetLife Inc.	109,778	6,440
	KKR & Co. Inc.	83,442	6,212
	Prudential Financial Inc.	58,524	5,985
*	SVB Financial Group	8,457	5,855
	First Republic Bank	26,818	5,623
	Travelers Cos. Inc.	37,777	5,551
	Aflac Inc.	99,925	5,410
	Arthur J Gallagher & Co.	30,868	5,028
	Ameriprise Financial Inc.	17,335	5,020
	State Street Corp.	55,359	4,925
	Discover Financial Services	45,443	4,901
	Allstate Corp.	44,408	4,828
	Fifth Third Bancorp	104,415	4,401
	Willis Towers Watson plc	19,374	4,375
	Northern Trust Corp.	31,275	3,619
	Nasdaq Inc.	17,745	3,606
	Hartford Financial Services Group Inc.	52,346	3,460
	Regions Financial Corp.	144,337	3,284
	Huntington Bancshares Inc.	220,669	3,275
	KeyCorp	142,328	3,194
	Citizens Financial Group Inc.	64,072	3,029
	Broadridge Financial Solutions Inc.	17,472	2,945
	M&T Bank Corp.	19,167	2,810
	Raymond James Financial Inc.	27,786	2,731

		Shares	Market Value ($000)
	Principal Financial Group Inc.	39,372	2,700
	Signature Bank	8,901	2,691
	FactSet Research Systems Inc.	5,709	2,675
	Cincinnati Financial Corp.	22,491	2,562
*	Markel Corp.	2,104	2,514
	Ally Financial Inc.	54,069	2,478
*	Arch Capital Group Ltd.	57,116	2,306
	Brown & Brown Inc.	33,792	2,177
	Cboe Global Markets Inc.	16,191	2,088
	Fidelity National Financial Inc.	40,786	1,995
	MarketAxess Holdings Inc.	5,618	1,981
	Apollo Global Management Inc.	27,121	1,920
	LPL Financial Holdings Inc.	12,114	1,909
	Lincoln National Corp.	28,481	1,889
	Equitable Holdings Inc.	57,105	1,797
	Ares Management Corp. Class A	21,077	1,711
	Comerica Inc.	20,015	1,652
	East West Bancorp Inc.	21,332	1,643
	Western Alliance Bancorp	14,800	1,625
	Annaly Capital Management Inc.	200,015	1,620
	W R Berkley Corp.	20,494	1,571
	Tradeweb Markets Inc. Class A	16,139	1,549
	Zions Bancorp NA	24,500	1,545
	Everest Re Group Ltd.	6,006	1,540
	Franklin Resources Inc.	44,548	1,443
*	Athene Holding Ltd. Class A	17,077	1,399
*	Upstart Holdings Inc.	6,697	1,372
*	XP Inc. Class A	47,595	1,365
*	Alleghany Corp.	2,081	1,346
	American Financial Group Inc.	10,021	1,339
	Globe Life Inc.	15,446	1,337
	First Horizon Corp.	82,432	1,330
	Assurant Inc.	8,698	1,323
	First American Financial Corp.	16,222	1,203
	AGNC Investment Corp.	76,807	1,174
	Invesco Ltd.	51,405	1,148
	Credicorp Ltd.	9,724	1,147
	Commerce Bancshares Inc.	15,851	1,106
	Janus Henderson Group plc	25,881	1,106
	People's United Financial Inc.	64,823	1,105
	Affiliated Managers Group Inc.	6,470	1,101
	RenaissanceRe Holdings Ltd.	7,105	1,095
	Stifel Financial Corp.	15,318	1,088
	Morningstar Inc.	3,461	1,074
	Cullen/Frost Bankers Inc.	8,527	1,073
	Pinnacle Financial Partners Inc.	11,211	1,070
	Voya Financial Inc.	17,205	1,069
	Starwood Property Trust Inc.	42,355	1,057
	Synovus Financial Corp.	22,463	1,017
	Prosperity Bancshares Inc.	14,016	999
	Old Republic International Corp.	41,612	997
	Reinsurance Group of America Inc.	10,290	977
	First Financial Bankshares Inc.	19,360	966
	SEI Investments Co.	16,049	957
	Primerica Inc.	6,272	923
	Popular Inc.	11,844	922
	Glacier Bancorp Inc.	16,847	915
	Interactive Brokers Group Inc. Class A	12,197	900

		Shares	Market Value ($000)
	SouthState Corp.	11,286	882
	Bank OZK	19,023	851
	Valley National Bancorp	63,043	847
	OneMain Holdings Inc.	17,001	846
	Cadence Bank	28,807	842
	PacWest Bancorp	18,739	838
	SLM Corp.	46,871	833
	Houlihan Lokey Inc. Class A	7,676	833
	Wintrust Financial Corp.	9,479	830
	Webster Financial Corp.	15,370	828
	Evercore Inc. Class A	5,959	827
	New York Community Bancorp Inc.	68,996	827
	Blackstone Mortgage Trust Inc. Class A	26,865	806
*	Trupanion Inc.	6,487	800
	Sterling Bancorp	31,723	787
	UMB Financial Corp.	7,565	761
	Unum Group	32,727	756
	United Bankshares Inc.	21,105	754
	FNB Corp.	64,277	749
	Hanover Insurance Group Inc.	6,097	742
	MGIC Investment Corp.	52,305	738
	Kinsale Capital Group Inc.	3,550	738
	Selective Insurance Group Inc.	9,601	725
	CIT Group Inc.	14,724	722
	Hancock Whitney Corp.	15,103	722
*	Silvergate Capital Corp. Class A	3,505	717
	Essent Group Ltd.	17,231	716
*	Marathon Digital Holdings Inc.	13,964	713
	ServisFirst Bancshares Inc.	8,704	700
	Umpqua Holdings Corp.	36,613	698
	Community Bank System Inc.	9,845	696
	RLI Corp.	6,700	689
*	Brighthouse Financial Inc.	13,924	677
	Walker & Dunlop Inc.	4,791	674
	First Citizens BancShares Inc. Class A	823	662
	BankUnited Inc.	16,541	656
	Radian Group Inc.	32,150	655
	Axis Capital Holdings Ltd.	13,146	653
	Chimera Investment Corp.	40,967	651
	Lazard Ltd. Class A	15,247	650
	Home BancShares Inc.	26,788	641
	Pacific Premier Bancorp Inc.	16,359	634
	Associated Banc-Corp	28,054	614
	First Hawaiian Inc.	22,415	588
	Moelis & Co. Class A	9,540	585
	Eastern Bankshares Inc.	28,846	581
	Investors Bancorp Inc.	37,383	557
	Independent Bank Corp. (Massachusetts)	7,048	557
	Hamilton Lane Inc. Class A	5,244	555
*	Focus Financial Partners Inc. Class A	8,908	548
	Kemper Corp.	9,735	539
	Assured Guaranty Ltd.	10,994	538
	Ameris Bancorp	10,989	535
	Simmons First National Corp. Class A	18,009	524
	Bank of Hawaii Corp.	6,416	512
*	Axos Financial Inc.	8,870	502
	BOK Financial Corp.	4,599	475
	Cathay General Bancorp	11,006	461

		Shares	Market Value ($000)
	Federated Hermes Inc. Class B	13,598	458
	Navient Corp.	23,174	457
	White Mountains Insurance Group Ltd.	450	451
	Old National Bancorp	24,602	434
*	Riot Blockchain Inc.	11,465	428
	Santander Consumer USA Holdings Inc.	10,205	426
	CNO Financial Group Inc.	18,236	413
*	Mr Cooper Group Inc.	10,300	404
*	Cannae Holdings Inc.	13,634	403
	First Bancorp	29,961	398
	FirstCash Inc.	6,139	392
	Live Oak Bancshares Inc.	4,400	392
	Artisan Partners Asset Management Inc. Class A	8,736	391
	Piper Sandler Cos.	2,326	386
	United Community Banks Inc.	11,244	385
	Fulton Financial Corp.	24,170	382
*	Enstar Group Ltd.	1,708	381
	American Equity Investment Life Holding Co.	11,196	377
*	Open Lending Corp. Class A	15,848	368
*	Texas Capital Bancshares Inc.	6,525	367
	CVB Financial Corp.	18,892	361
	Columbia Banking System Inc.	10,849	357
	Atlantic Union Bankshares Corp.	10,487	341
	Virtu Financial Inc. Class A	11,941	337
	Flagstar Bancorp Inc.	7,247	337
	Independent Bank Group Inc.	4,804	334
	Washington Federal Inc.	9,526	310
*	Genworth Financial Inc. Class A	79,945	305
	Virtus Investment Partners Inc.	1,024	305
	WSFS Financial Corp.	5,995	298
	Sandy Spring Bancorp Inc.	6,276	295
	International Bancshares Corp.	6,853	288
	PennyMac Financial Services Inc.	4,497	285
	Jackson Financial Inc. Class A	9,000	285
	First Midwest Bancorp Inc.	14,402	284
	Apollo Commercial Real Estate Finance Inc.	20,861	282
	Cohen & Steers Inc.	3,146	282
*	PRA Group Inc.	6,636	282
	Hilltop Holdings Inc.	8,270	281
	First Financial Bancorp	12,206	281
	Towne Bank	9,071	277
	First Merchants Corp.	6,871	274
	WesBanco Inc.	8,320	271
*	Palomar Holdings Inc.	3,700	270
	Nelnet Inc. Class A	3,113	268
*	NMI Holdings Inc. Class A	13,190	259
	Renasant Corp.	6,989	255
	Banner Corp.	4,438	254
	MFA Financial Inc.	57,493	247
	Trustmark Corp.	7,952	243
	Heartland Financial USA Inc.	5,096	242
	Great Western Bancorp Inc.	7,083	238
	Bank of NT Butterfield & Son Ltd.	6,405	236
	PennyMac Mortgage Investment Trust	13,475	234
	Provident Financial Services Inc.	9,849	232
	Eagle Bancorp Inc.	4,006	226
*,1	Encore Capital Group Inc.	3,875	226
	Stock Yards Bancorp Inc.	3,692	221

		Shares	Market Value ($000)
	iStar Inc.	9,000	219
	Argo Group International Holdings Ltd.	4,038	219
	Hope Bancorp Inc.	15,075	216
	Brightsphere Investment Group Inc.	7,093	213
	Northwest Bancshares Inc.	15,698	208
*	Lemonade Inc.	4,185	207
	Mercury General Corp.	4,008	204
	Horace Mann Educators Corp.	5,244	194
	NBT Bancorp Inc.	5,335	193
	Redwood Trust Inc.	15,005	192
	Capitol Federal Financial Inc.	16,723	190
	American National Group Inc.	1,000	189
	First Commonwealth Financial Corp.	12,156	183
	State Auto Financial Corp.	3,514	181
	BGC Partners Inc. Class A	40,309	180
	Westamerica Bancorp	3,258	175
	Berkshire Hills Bancorp Inc.	6,493	173
	CNA Financial Corp.	4,034	168
	ProAssurance Corp.	6,885	158
	Ladder Capital Corp.	13,700	156
	Brookline Bancorp Inc.	9,753	151
	City Holding Co.	1,926	151
	S&T Bancorp Inc.	4,973	149
	Safety Insurance Group Inc.	1,873	145
	Employers Holdings Inc.	3,684	142
	BancFirst Corp.	2,186	139
*	Columbia Financial Inc.	7,304	133
	ARMOUR Residential REIT Inc.	12,754	125
	Kearny Financial Corp.	9,449	120
	Washington Trust Bancorp Inc.	2,231	120
	TFS Financial Corp.	6,536	118
	1st Source Corp.	2,429	112
*	Blucora Inc.	6,224	101
	BrightSpire Capital Inc. Class A	10,542	99
	Community Trust Bancorp Inc.	2,220	93
	WisdomTree Investments Inc.	14,628	90
*	SiriusPoint Ltd.	10,139	78
	Republic Bancorp Inc. Class A	1,248	64
*	eHealth Inc.	1,300	29
			628,770
Health Care (13.1%)
	UnitedHealth Group Inc.	142,239	63,185
	Pfizer Inc.	842,533	45,269
	Thermo Fisher Scientific Inc.	59,309	37,532
	Abbott Laboratories	262,535	33,019
	Eli Lilly & Co.	127,927	31,731
	Danaher Corp.	95,822	30,820
	AbbVie Inc.	266,380	30,708
	Merck & Co. Inc.	382,417	28,647
	Medtronic plc	202,600	21,617
	Bristol-Myers Squibb Co.	336,768	18,061
*	Moderna Inc.	50,865	17,926
*	Intuitive Surgical Inc.	53,297	17,286
	Amgen Inc.	85,565	17,017
	Zoetis Inc.	71,623	15,903
	Anthem Inc.	36,876	14,980
	Gilead Sciences Inc.	189,262	13,046
	Stryker Corp.	52,508	12,425

		Shares	Market Value ($000)
	Becton Dickinson & Co.	43,162	10,235
*	Edwards Lifesciences Corp.	93,038	9,984
*	Regeneron Pharmaceuticals Inc.	15,266	9,717
	Cigna Corp.	50,300	9,653
	HCA Healthcare Inc.	37,992	8,571
	Humana Inc.	19,472	8,173
*	Dexcom Inc.	14,462	8,136
*	Boston Scientific Corp.	213,389	8,124
*	Illumina Inc.	21,983	8,031
*	IDEXX Laboratories Inc.	12,800	7,783
*	IQVIA Holdings Inc.	28,590	7,408
*	Vertex Pharmaceuticals Inc.	39,216	7,331
*	Align Technology Inc.	11,706	7,159
	Agilent Technologies Inc.	45,662	6,890
*	Centene Corp.	87,866	6,274
*	Veeva Systems Inc. Class A	20,700	5,849
	Baxter International Inc.	75,940	5,663
	ResMed Inc.	21,781	5,551
*	Biogen Inc.	22,428	5,287
	West Pharmaceutical Services Inc.	11,118	4,921
*	Laboratory Corp. of America Holdings	14,410	4,112
	Zimmer Biomet Holdings Inc.	31,477	3,765
*	Avantor Inc.	87,990	3,474
*	Horizon Therapeutics plc	33,107	3,435
*	Alnylam Pharmaceuticals Inc.	18,024	3,313
*	Seagen Inc.	20,316	3,251
*	ICON plc	11,864	3,209
*	Catalent Inc.	24,649	3,171
	Cerner Corp.	44,824	3,158
	PerkinElmer Inc.	16,803	3,061
*	Insulet Corp.	10,244	2,955
	STERIS plc	13,057	2,853
*	Hologic Inc.	37,430	2,797
	Cooper Cos. Inc.	7,425	2,795
*	Charles River Laboratories International Inc.	7,589	2,777
	Bio-Techne Corp.	5,788	2,732
	Quest Diagnostics Inc.	18,200	2,706
*	Molina Healthcare Inc.	8,603	2,453
*	BioMarin Pharmaceutical Inc.	28,002	2,416
*	Bio-Rad Laboratories Inc. Class A	3,161	2,381
*	Novavax Inc.	11,148	2,326
*	Repligen Corp.	8,116	2,325
	Viatris Inc.	186,262	2,293
*	Exact Sciences Corp.	25,937	2,214
*	Teladoc Health Inc.	21,200	2,146
	Teleflex Inc.	7,115	2,116
*	Masimo Corp.	7,591	2,111
*	ABIOMED Inc.	6,662	2,097
	Cardinal Health Inc.	43,891	2,029
*	10X Genomics Inc. Class A	13,155	2,010
*	Elanco Animal Health Inc.	67,904	1,952
*	Incyte Corp.	28,367	1,921
	DENTSPLY SIRONA Inc.	32,735	1,595
	Hill-Rom Holdings Inc.	9,747	1,516
*	Henry Schein Inc.	21,140	1,502
*	Guardant Health Inc.	14,267	1,500
*	Syneos Health Inc.	14,992	1,457
*	Novocure Ltd.	14,905	1,396

		Shares	Market Value ($000)
*	United Therapeutics Corp.	6,883	1,304
	Universal Health Services Inc. Class B	10,985	1,304
*	Penumbra Inc.	5,225	1,283
*	PPD Inc.	27,010	1,272
*	Tandem Diabetes Care Inc.	9,708	1,248
	Bruker Corp.	15,116	1,224
*	Neurocrine Biosciences Inc.	14,301	1,191
*	Intellia Therapeutics Inc.	10,296	1,184
*	Tenet Healthcare Corp.	16,052	1,170
*	Omnicell Inc.	6,606	1,169
*	Natera Inc.	12,731	1,164
*	Jazz Pharmaceuticals plc	9,215	1,105
	Organon & Co.	37,802	1,105
	Chemed Corp.	2,356	1,097
*	Arrowhead Pharmaceuticals Inc.	15,522	1,087
*	Sarepta Therapeutics Inc.	12,956	1,047
*	DaVita Inc.	10,603	1,002
*	Biohaven Pharmaceutical Holding Co. Ltd.	8,367	939
*	Envista Holdings Corp.	24,111	935
*	Medpace Holdings Inc.	4,509	935
*	Shockwave Medical Inc.	5,176	933
*	Inspire Medical Systems Inc.	4,164	930
*	Mirati Therapeutics Inc.	6,391	874
*	Blueprint Medicines Corp.	9,035	869
	Encompass Health Corp.	15,004	865
*	Quidel Corp.	5,858	864
*	CRISPR Therapeutics AG	10,465	836
*	Exelixis Inc.	48,172	809
	Perrigo Co. plc	21,134	776
*	Ultragenyx Pharmaceutical Inc.	10,041	755
*	Acadia Healthcare Co. Inc.	13,351	750
*	ICU Medical Inc.	3,317	750
*	Globus Medical Inc. Class A	11,739	735
	Premier Inc. Class A	19,688	730
*	Twist Bioscience Corp.	7,608	727
*	Halozyme Therapeutics Inc.	21,996	723
*	HealthEquity Inc.	13,133	718
*	Maravai LifeSciences Holdings Inc. Class A	15,520	713
*	Integra LifeSciences Holdings Corp.	10,944	700
*	Pacific Biosciences of California Inc.	29,996	696
*	Neogen Corp.	17,176	689
*	LivaNova plc	8,542	685
*	Bridgebio Pharma Inc.	16,855	683
*	STAAR Surgical Co.	7,118	678
*	Denali Therapeutics Inc.	14,002	648
	Ensign Group Inc.	8,468	646
	CONMED Corp.	4,876	641
*	Arena Pharmaceuticals Inc.	11,183	609
*	Beam Therapeutics Inc.	7,601	602
*	NeoGenomics Inc.	17,412	597
*	Option Care Health Inc.	23,494	595
*	LHC Group Inc.	5,107	586
*	Amedisys Inc.	4,164	581
*	Fate Therapeutics Inc.	10,346	569
*	Invitae Corp.	33,479	569
*	Merit Medical Systems Inc.	8,656	544
*	Alkermes plc	24,498	537
*	Progyny Inc.	10,383	527

		Shares	Market Value ($000)
*	Oak Street Health Inc.	16,950	525
*	Insmed Inc.	19,031	524
*	iRhythm Technologies Inc.	4,908	518
*	Adaptive Biotechnologies Corp.	19,186	501
*	Magellan Health Inc.	5,188	492
*	Inmode Ltd.	6,400	486
*	Arvinas Inc.	6,382	483
*	Kodiak Sciences Inc.	5,246	482
	Select Medical Holdings Corp.	17,737	476
*	Iovance Biotherapeutics Inc.	25,330	474
*	Ionis Pharmaceuticals Inc.	17,444	462
*	Inari Medical Inc.	5,550	458
*	Veracyte Inc.	10,696	444
*	Apellis Pharmaceuticals Inc.	10,518	443
*	Amicus Therapeutics Inc.	40,798	437
*	Allakos Inc.	5,497	431
*	AtriCure Inc.	6,792	431
*	Vir Biotechnology Inc.	8,935	424
*	Karuna Therapeutics Inc.	3,308	423
*	Phreesia Inc.	7,260	419
*	R1 RCM Inc.	17,438	415
*	Intra-Cellular Therapies Inc.	10,197	413
	Owens & Minor Inc.	9,900	396
*	Axonics Inc.	7,120	387
*	Certara Inc.	14,323	386
*,1	CureVac NV	7,966	384
	Patterson Cos. Inc.	12,158	383
*	Prestige Consumer Healthcare Inc.	6,585	368
*	Dicerna Pharmaceuticals Inc.	9,500	361
*	Nevro Corp.	4,125	359
*	Reata Pharmaceuticals Inc. Class A	4,067	348
*	Integer Holdings Corp.	4,324	345
*	Ligand Pharmaceuticals Inc.	2,074	336
*	CareDx Inc.	7,755	335
*	PTC Therapeutics Inc.	8,930	332
*	NuVasive Inc.	6,868	330
*	Haemonetics Corp.	6,369	326
*	Glaukos Corp.	7,433	320
*	Sage Therapeutics Inc.	8,205	319
*	SpringWorks Therapeutics Inc.	4,400	316
*	Editas Medicine Inc.	9,542	312
*	NanoString Technologies Inc.	7,500	308
*	Ortho Clinical Diagnostics Holdings plc	15,677	300
*	Pacira BioSciences Inc.	5,645	297
*	Evolent Health Inc. Class A	11,275	293
*	Xencor Inc.	8,089	293
*	BioCryst Pharmaceuticals Inc.	24,100	291
*	Sotera Health Co.	13,600	290
*	Agios Pharmaceuticals Inc.	8,089	288
*	Myriad Genetics Inc.	11,144	288
*	Global Blood Therapeutics Inc.	10,200	288
*	Turning Point Therapeutics Inc.	7,384	281
*	Corcept Therapeutics Inc.	13,320	280
*,1	Cassava Sciences Inc.	5,208	279
*	Relay Therapeutics Inc.	9,300	274
*	REVOLUTION Medicines Inc.	9,685	268
*	Atara Biotherapeutics Inc.	14,842	265
*	Sorrento Therapeutics Inc.	44,400	265

		Shares	Market Value ($000)
*	Fulgent Genetics Inc.	2,800	262
*	Enanta Pharmaceuticals Inc.	2,842	251
*	OPKO Health Inc.	61,894	243
*	MEDNAX Inc.	9,818	241
*	AdaptHealth Corp. Class A	12,000	236
*,1	Inovio Pharmaceuticals Inc.	32,300	234
*	TG Therapeutics Inc.	15,322	233
*	Emergent BioSolutions Inc.	4,941	218
*	ChemoCentryx Inc.	6,000	218
*	Accolade Inc.	8,400	216
*	CorVel Corp.	1,143	215
*	Allogene Therapeutics Inc.	11,557	214
*	American Well Corp. Class A	31,800	207
*	FibroGen Inc.	16,500	206
*	uniQure NV	7,400	206
*	ACADIA Pharmaceuticals Inc.	10,500	202
*	1Life Healthcare Inc.	12,541	200
*	Ironwood Pharmaceuticals Inc. Class A	17,928	199
	Healthcare Services Group Inc.	11,174	196
*	Surgery Partners Inc.	4,400	195
*	Supernus Pharmaceuticals Inc.	6,199	186
*	Alector Inc.	8,700	180
*	REGENXBIO Inc.	5,533	177
*	Rocket Pharmaceuticals Inc.	6,600	161
*	Multiplan Corp.	39,900	161
*	Heron Therapeutics Inc.	16,734	158
*	Tivity Health Inc.	6,254	149
*	Varex Imaging Corp.	4,888	140
*	Madrigal Pharmaceuticals Inc.	1,681	139
*	Brookdale Senior Living Inc.	23,492	138
*	Natus Medical Inc.	6,038	136
*	Theravance Biopharma Inc.	15,800	133
*	Endo International plc	23,500	132
*	Zogenix Inc.	11,700	132
*	Bluebird Bio Inc.	12,800	129
*	2seventy bio Inc.	4,266	112
*	Myovant Sciences Ltd.	5,800	97
*	Amneal Pharmaceuticals Inc.	22,469	94
*	Immunovant Inc.	12,000	92
*	Avanos Medical Inc.	3,022	91
*	Berkeley Lights Inc.	4,018	84
*	Innoviva Inc.	4,712	79
*	Orthofix Medical Inc.	2,432	74
*	Precigen Inc.	18,256	72
*	Axsome Therapeutics Inc.	1,900	66
*	Taro Pharmaceutical Industries Ltd.	1,152	61
*	Deciphera Pharmaceuticals Inc.	7,012	60
*	NextGen Healthcare Inc.	3,404	53
*	Inogen Inc.	1,669	51
*	Radius Health Inc.	2,900	48
*	Pennant Group Inc.	1,367	28
*,2	Alder Biopharmaceuticals Inc. CVR Exp. 12/31/24	767	1
*,2	Wright Medical Group NV	50	—
			774,194
Industrials (10.5%)
	Visa Inc. Class A	255,489	49,506
	Mastercard Inc. Class A	131,961	41,557
	Accenture plc Class A	96,319	34,424

		Shares	Market Value ($000)
*	PayPal Holdings Inc.	177,145	32,752
	Union Pacific Corp.	98,302	23,164
	United Parcel Service Inc. Class B	109,317	21,685
	Caterpillar Inc.	82,536	15,958
	Automatic Data Processing Inc.	64,223	14,828
	American Express Co.	96,992	14,772
	Deere & Co.	42,388	14,647
*	Square Inc. Class A	60,009	12,502
	Sherwin-Williams Co.	37,013	12,260
	CSX Corp.	339,683	11,773
	Illinois Tool Works Inc.	47,814	11,100
	Fidelity National Information Services Inc.	93,311	9,751
	Capital One Financial Corp.	66,665	9,368
*	Fiserv Inc.	89,945	8,682
	FedEx Corp.	37,112	8,550
	Johnson Controls International plc	108,050	8,078
	IHS Markit Ltd.	56,324	7,199
	Trane Technologies plc	36,016	6,722
	Rockwell Automation Inc.	17,691	5,948
	DuPont de Nemours Inc.	79,457	5,877
	Paychex Inc.	48,602	5,793
	Cintas Corp.	13,297	5,614
	Old Dominion Freight Line Inc.	15,391	5,466
*	Keysight Technologies Inc.	27,964	5,438
	Verisk Analytics Inc.	23,843	5,362
	Global Payments Inc.	44,093	5,249
*	Mettler-Toledo International Inc.	3,394	5,139
	Equifax Inc.	18,310	5,102
*	Zebra Technologies Corp. Class A	8,060	4,746
	PACCAR Inc.	51,307	4,280
	Stanley Black & Decker Inc.	24,438	4,271
	Kansas City Southern	13,677	3,978
*	Generac Holdings Inc.	9,287	3,912
	Synchrony Financial	86,876	3,891
	Vulcan Materials Co.	19,927	3,819
	Martin Marietta Materials Inc.	9,276	3,743
	Ingersoll Rand Inc.	61,645	3,596
	Dover Corp.	21,546	3,530
	WW Grainger Inc.	7,052	3,395
*	Bill.com Holdings Inc.	11,824	3,321
*	Trimble Inc.	37,987	3,262
	Xylem Inc.	26,919	3,260
	TransUnion	28,981	3,222
	Expeditors International of Washington Inc.	25,641	3,118
*	Waters Corp.	9,116	2,991
*	FleetCor Technologies Inc.	12,512	2,592
	IDEX Corp.	11,136	2,501
	Masco Corp.	36,722	2,420
	Westinghouse Air Brake Technologies Corp.	27,034	2,400
	JB Hunt Transport Services Inc.	12,419	2,374
*	Trex Co. Inc.	17,608	2,338
	Nordson Corp.	8,738	2,221
*	Builders FirstSource Inc.	30,529	2,120
	Fortune Brands Home & Security Inc.	20,832	2,094
	Crown Holdings Inc.	19,030	2,013
	Cognex Corp.	25,590	1,977
	CH Robinson Worldwide Inc.	20,049	1,906
	Packaging Corp. of America	13,996	1,828

		Shares	Market Value ($000)
	Robert Half International Inc.	16,368	1,820
	Graco Inc.	24,448	1,782
	Westrock Co.	40,031	1,737
	RPM International Inc.	18,958	1,726
	Jack Henry & Associates Inc.	11,151	1,691
	Snap-on Inc.	8,183	1,685
*	Axon Enterprise Inc.	9,927	1,676
	Allegion plc	13,263	1,640
	Regal Rexnord Corp.	10,194	1,612
	Toro Co.	15,978	1,607
	Lennox International Inc.	5,165	1,596
	A O Smith Corp.	19,956	1,578
*	Middleby Corp.	8,311	1,452
*	Fair Isaac Corp.	4,080	1,441
*	Berry Global Group Inc.	20,854	1,440
*	Mohawk Industries Inc.	8,559	1,437
*	GXO Logistics Inc.	14,906	1,432
*	Paylocity Holding Corp.	5,633	1,421
	Sealed Air Corp.	22,692	1,410
	Watsco Inc.	4,778	1,399
*	TopBuild Corp.	5,079	1,370
*	Saia Inc.	4,025	1,333
	Owens Corning	15,705	1,332
	Genpact Ltd.	27,395	1,322
	AptarGroup Inc.	10,183	1,218
*	WillScot Mobile Mini Holdings Corp.	31,080	1,184
	Advanced Drainage Systems Inc.	9,243	1,143
*	Kornit Digital Ltd.	7,209	1,117
	Littelfuse Inc.	3,739	1,116
	Brunswick Corp.	11,867	1,114
	Acuity Brands Inc.	5,419	1,091
*	XPO Logistics Inc.	14,847	1,076
	AGCO Corp.	9,583	1,056
	Donaldson Co. Inc.	18,677	1,054
*	ASGN Inc.	8,238	1,002
	Western Union Co.	61,860	979
	Landstar System Inc.	5,789	976
*	Chart Industries Inc.	5,539	967
	Eagle Materials Inc.	6,140	947
	Louisiana-Pacific Corp.	14,437	943
*	Axalta Coating Systems Ltd.	31,034	941
	nVent Electric plc	26,898	937
	Sonoco Products Co.	15,183	883
*	WESCO International Inc.	6,903	857
*	WEX Inc.	6,774	856
	MSA Safety Inc.	5,925	849
	Graphic Packaging Holding Co.	42,794	845
*	AMN Healthcare Services Inc.	7,310	833
	MDU Resources Group Inc.	30,472	830
*	MasTec Inc.	8,850	816
*	FTI Consulting Inc.	5,484	801
	Simpson Manufacturing Co. Inc.	6,922	799
*	Euronet Worldwide Inc.	7,850	796
	Armstrong World Industries Inc.	7,463	791
	Valmont Industries Inc.	3,298	788
	Watts Water Technologies Inc. Class A	4,136	781
*	Pagseguro Digital Ltd. Class A	30,228	773
	John Bean Technologies Corp.	4,870	768

		Shares	Market Value ($000)
	Franklin Electric Co. Inc.	8,511	749
	ManpowerGroup Inc.	8,332	747
	Ryder System Inc.	8,918	741
*	API Group Corp.	31,594	736
	Maximus Inc.	9,426	711
*	Summit Materials Inc. Class A	18,791	701
	Air Lease Corp. Class A	17,043	692
	Insperity Inc.	5,765	667
*	ExlService Holdings Inc.	5,108	663
*	TriNet Group Inc.	6,482	650
	Korn Ferry	8,923	649
*	AZEK Co. Inc. Class A	16,395	643
	Herc Holdings Inc.	3,763	641
	HB Fuller Co.	8,654	633
	Zurn Water Solutions Corp.	17,727	621
	Applied Industrial Technologies Inc.	6,421	610
	Triton International Ltd.	10,668	597
	Allison Transmission Holdings Inc.	16,957	587
*	ACI Worldwide Inc.	19,434	566
	GATX Corp.	5,650	557
	MSC Industrial Direct Co. Inc. Class A	6,939	546
	Alliance Data Systems Corp.	7,990	545
	Comfort Systems USA Inc.	5,466	519
	Hillenbrand Inc.	11,565	516
	Helios Technologies Inc.	4,757	477
*	Kirby Corp.	9,021	471
*	StoneCo Ltd. Class A	29,774	465
	UniFirst Corp.	2,379	456
*	Itron Inc.	7,169	444
	AAON Inc.	5,623	439
*	Welbilt Inc.	18,514	436
*	CryoPort Inc.	6,400	425
	Badger Meter Inc.	4,104	420
	Encore Wire Corp.	2,952	415
*	Beacon Roofing Supply Inc.	8,168	408
*	Vicor Corp.	2,821	405
	Brink's Co.	6,477	396
	Installed Building Products Inc.	3,054	394
	Terex Corp.	9,195	390
*	Virgin Galactic Holdings Inc.	23,759	380
	Federal Signal Corp.	8,933	379
*	Bloom Energy Corp. Class A	13,737	378
*	SPX Corp.	6,382	371
*	Shift4 Payments Inc. Class A	7,120	370
	EVERTEC Inc.	8,743	367
	Werner Enterprises Inc.	8,059	364
	Trinity Industries Inc.	13,170	349
	Forward Air Corp.	3,533	349
	Belden Inc.	5,645	348
	Otter Tail Corp.	5,283	345
*	Masonite International Corp.	3,131	335
*	Hub Group Inc. Class A	4,259	331
*	Meritor Inc.	12,909	326
*	JELD-WEN Holding Inc.	13,338	323
	Albany International Corp. Class A	3,925	318
	Brady Corp. Class A	6,258	314
*	Ferro Corp.	13,854	293
*	Gibraltar Industries Inc.	4,306	292

		Shares	Market Value ($000)
	ESCO Technologies Inc.	3,303	270
*	CBIZ Inc.	7,322	264
	H&E Equipment Services Inc.	6,259	264
*	O-I Glass Inc.	23,354	259
*	Dycom Industries Inc.	2,727	255
	Astec Industries Inc.	3,960	248
*	Green Dot Corp. Class A	6,801	244
*	Verra Mobility Corp. Class A	16,971	244
	McGrath RentCorp	3,110	240
*	Proto Labs Inc.	4,666	234
	Greenbrier Cos. Inc.	5,862	234
	Patrick Industries Inc.	2,858	228
	Granite Construction Inc.	5,797	225
	Lindsay Corp.	1,528	222
	TTEC Holdings Inc.	2,570	217
*	Gates Industrial Corp. plc	13,500	216
	Deluxe Corp.	6,364	215
	SFL Corp. Ltd.	25,819	215
	ADT Inc.	25,528	212
*	OSI Systems Inc.	2,259	205
	Greif Inc. Class A	3,282	199
	Primoris Services Corp.	8,814	198
*	Vivint Smart Home Inc.	18,100	191
	Tennant Co.	2,347	185
	TriMas Corp.	5,462	181
*	Desktop Metal Inc. Class A	27,500	179
*	Cimpress plc	2,228	173
	Schneider National Inc. Class B	6,554	161
*	FARO Technologies Inc.	2,292	159
*	AAR Corp.	4,309	141
	Apogee Enterprises Inc.	3,245	134
*	Workhorse Group Inc.	22,700	133
*	Huron Consulting Group Inc.	2,876	131
	Atlas Corp.	8,416	114
*	TrueBlue Inc.	4,341	113
	Heartland Express Inc.	5,966	100
*	Loyalty Ventures Inc.	3,090	89
*	Tutor Perini Corp.	6,637	85
	Matson Inc.	1,019	83
	Kelly Services Inc. Class A	4,164	70
*	Forrester Research Inc.	1,069	60
	Scorpio Tankers Inc.	3,861	54
*	American Woodmark Corp.	462	29
			620,184
Real Estate (3.7%)
	American Tower Corp.	68,170	17,893
	Prologis Inc.	110,849	16,711
	Crown Castle International Corp.	64,773	11,766
	Equinix Inc.	13,486	10,953
	Public Storage	22,933	7,508
	Digital Realty Trust Inc.	42,375	7,108
	SBA Communications Corp.	16,562	5,694
	Realty Income Corp.	82,984	5,636
	Welltower Inc.	63,666	5,069
	AvalonBay Communities Inc.	21,038	5,025
*	CBRE Group Inc. Class A	50,416	4,818
	Equity Residential	55,467	4,732
	Alexandria Real Estate Equities Inc.	23,328	4,667

		Shares	Market Value ($000)
*	CoStar Group Inc.	59,026	4,590
	Extra Space Storage Inc.	19,583	3,917
	Mid-America Apartment Communities Inc.	17,613	3,633
	Invitation Homes Inc.	87,169	3,525
	Essex Property Trust Inc.	9,944	3,375
	Sun Communities Inc.	17,350	3,272
	Duke Realty Corp.	55,543	3,240
	Ventas Inc.	59,666	2,800
	Healthpeak Properties Inc.	80,000	2,629
	Boston Properties Inc.	23,304	2,513
	UDR Inc.	42,927	2,435
	Camden Property Trust	14,318	2,365
	Equity LifeStyle Properties Inc.	25,694	2,089
	WP Carey Inc.	26,906	2,054
	Kimco Realty Corp.	88,172	1,977
	Iron Mountain Inc.	42,808	1,945
	Medical Properties Trust Inc.	87,819	1,870
*	Jones Lang LaSalle Inc.	7,758	1,822
	Regency Centers Corp.	25,465	1,766
	CubeSmart	32,211	1,737
	American Homes 4 Rent Class A	42,244	1,694
*	Host Hotels & Resorts Inc.	107,146	1,682
	CyrusOne Inc.	18,600	1,656
	Life Storage Inc.	11,526	1,523
*	Zillow Group Inc. Class C	27,073	1,469
	Rexford Industrial Realty Inc.	20,178	1,414
	Lamar Advertising Co. Class A	12,846	1,404
	Federal Realty Investment Trust	11,421	1,401
	Americold Realty Trust	39,986	1,305
	EastGroup Properties Inc.	6,047	1,232
	STORE Capital Corp.	37,218	1,226
	Apartment Income REIT Corp.	24,124	1,225
	CoreSite Realty Corp.	6,921	1,184
	National Retail Properties Inc.	26,588	1,173
	Kilroy Realty Corp.	17,662	1,140
*	Opendoor Technologies Inc.	71,846	1,138
	First Industrial Realty Trust Inc.	18,674	1,128
	Healthcare Trust of America Inc. Class A	33,023	1,121
	Vornado Realty Trust	27,462	1,102
	American Campus Communities Inc.	21,099	1,092
	STAG Industrial Inc.	24,405	1,064
	Brixmor Property Group Inc.	46,095	1,048
	Omega Healthcare Investors Inc.	35,907	1,003
	Terreno Realty Corp.	12,258	933
	Innovative Industrial Properties Inc.	3,500	899
	Douglas Emmett Inc.	26,241	860
	Cousins Properties Inc.	22,601	853
	Rayonier Inc.	22,160	837
	National Storage Affiliates Trust	12,667	778
	Spirit Realty Capital Inc.	17,384	775
	Highwoods Properties Inc.	17,132	740
	Healthcare Realty Trust Inc.	23,492	736
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	12,935	736
	SL Green Realty Corp.	10,532	731
	Agree Realty Corp.	10,792	729
	Lexington Realty Trust	47,236	711
	Kite Realty Group Trust	33,621	676
*	Park Hotels & Resorts Inc.	40,040	666

		Shares	Market Value ($000)
	Physicians Realty Trust	36,697	654
*	Ryman Hospitality Properties Inc.	8,356	647
	Macerich Co.	33,959	640
	Broadstone Net Lease Inc.	24,984	625
	Hudson Pacific Properties Inc.	25,246	615
	JBG SMITH Properties	21,668	602
	PS Business Parks Inc.	3,386	593
	PotlatchDeltic Corp.	10,822	586
	Outfront Media Inc.	22,947	573
*	DigitalBridge Group Inc.	71,849	572
*	Howard Hughes Corp.	6,845	561
	EPR Properties	12,051	556
	Essential Properties Realty Trust Inc.	19,214	519
*	Redfin Corp.	12,566	511
*	Zillow Group Inc. Class A	8,889	481
	Corporate Office Properties Trust	17,081	438
*	Equity Commonwealth	16,473	419
	Pebblebrook Hotel Trust	18,862	395
	SITE Centers Corp.	25,335	382
*	Cushman & Wakefield plc	18,975	336
	Kennedy-Wilson Holdings Inc.	15,428	335
	eXp World Holdings Inc.	9,081	333
	National Health Investors Inc.	6,320	330
	Uniti Group Inc.	24,698	328
	Newmark Group Inc. Class A	19,636	315
*	Sunstone Hotel Investors Inc.	28,026	305
	RLJ Lodging Trust	23,572	297
	Brandywine Realty Trust	22,193	285
	Piedmont Office Realty Trust Inc. Class A	16,371	285
	Washington REIT	11,166	281
	Columbia Property Trust Inc.	14,538	279
*	Realogy Holdings Corp.	17,837	271
	Urban Edge Properties	15,512	267
	Retail Opportunity Investments Corp.	15,213	267
	Four Corners Property Trust Inc.	9,674	261
	CareTrust REIT Inc.	12,412	251
	Tanger Factory Outlet Centers Inc.	12,600	250
*	DiamondRock Hospitality Co.	28,579	249
	Paramount Group Inc.	29,704	236
*	Xenia Hotels & Resorts Inc.	14,518	228
	Centerspace	2,189	224
	Acadia Realty Trust	10,818	218
	American Assets Trust Inc.	6,328	218
	Global Net Lease Inc.	15,142	215
	Alexander & Baldwin Inc.	9,299	205
	St. Joe Co.	4,211	202
	Safehold Inc.	2,700	193
*	Mack-Cali Realty Corp.	11,214	187
	LTC Properties Inc.	5,353	170
	Empire State Realty Trust Inc. Class A	18,200	165
	RPT Realty	12,723	162
	Getty Realty Corp.	5,126	157
*	Orion Office REIT Inc.	8,144	145
*	Apartment Investment & Management Co. Class A	18,900	140
*	Marcus & Millichap Inc.	2,957	127
*	Summit Hotel Properties Inc.	13,224	118
	Alexander's Inc.	407	104
	Universal Health Realty Income Trust	1,699	95

		Shares	Market Value ($000)
	Saul Centers Inc.	1,584	78
			221,699
Technology (33.8%)
	Apple Inc.	2,371,637	392,032
	Microsoft Corp.	1,138,789	376,472
*	Alphabet Inc. Class C	49,725	141,669
	NVIDIA Corp.	360,975	117,952
*	Meta Platforms Inc. Class A	361,285	117,223
*	Alphabet Inc. Class A	38,057	108,004
*	Adobe Inc.	71,921	48,176
*	salesforce.com Inc.	139,288	39,692
	Broadcom Inc.	60,315	33,395
	QUALCOMM Inc.	170,058	30,706
	Intel Corp.	611,003	30,061
*	Advanced Micro Devices Inc.	181,968	28,818
	Texas Instruments Inc.	139,894	26,911
	Intuit Inc.	38,489	25,106
	Oracle Corp.	254,837	23,124
	Applied Materials Inc.	137,628	20,257
*	ServiceNow Inc.	29,761	19,276
	Lam Research Corp.	21,462	14,591
	Analog Devices Inc.	80,458	14,503
	Micron Technology Inc.	168,617	14,164
*	Snowflake Inc. Class A	29,684	10,097
	KLA Corp.	23,105	9,430
	NXP Semiconductors NV	39,947	8,923
	Marvell Technology Inc.	123,394	8,782
	Xilinx Inc.	37,136	8,484
*	Autodesk Inc.	33,041	8,399
*	Palo Alto Networks Inc.	14,328	7,837
*	Synopsys Inc.	22,719	7,747
*	Workday Inc. Class A	28,173	7,726
*	Atlassian Corp. plc Class A	20,523	7,723
*	Cadence Design Systems Inc.	41,308	7,331
*	Cloudflare Inc. Class A	38,902	7,323
*	Twilio Inc. Class A	25,252	7,226
*	DocuSign Inc.	28,880	7,115
	Microchip Technology Inc.	81,382	6,790
*	Zoom Video Communications Inc. Class A	31,888	6,741
*	Fortinet Inc.	20,118	6,681
*	Crowdstrike Holdings Inc. Class A	29,687	6,446
	HP Inc.	181,718	6,411
*	Datadog Inc. Class A	35,282	6,290
	Cognizant Technology Solutions Corp. Class A	79,589	6,206
*	HubSpot Inc.	6,771	5,464
*	Twitter Inc.	117,673	5,171
*	EPAM Systems Inc.	8,128	4,946
*	MongoDB Inc.	9,470	4,717
*	Okta Inc.	18,960	4,081
*	Zscaler Inc.	11,702	4,060
	CDW Corp.	20,718	3,923
*	ON Semiconductor Corp.	63,862	3,923
*	Unity Software Inc.	22,711	3,915
	Teradyne Inc.	25,264	3,862
	Skyworks Solutions Inc.	24,948	3,784
*	Gartner Inc.	12,109	3,781
	Monolithic Power Systems Inc.	6,771	3,747
*	VeriSign Inc.	15,226	3,653

		Shares	Market Value ($000)
	VMware Inc. Class A	30,283	3,535
*	Yandex NV Class A	48,616	3,497
*	Paycom Software Inc.	7,743	3,387
*	Pinterest Inc. Class A	81,908	3,281
*	Tyler Technologies Inc.	6,022	3,125
*	Splunk Inc.	25,487	3,084
	Seagate Technology Holdings plc	29,707	3,050
	NetApp Inc.	33,242	2,955
	Entegris Inc.	20,196	2,950
	Hewlett Packard Enterprise Co.	198,263	2,845
*	Western Digital Corp.	46,893	2,712
*	Akamai Technologies Inc.	23,968	2,701
*	RingCentral Inc. Class A	11,548	2,494
*	Nuance Communications Inc.	44,388	2,463
*	Qorvo Inc.	16,728	2,446
*	Dell Technologies Inc. Class C	41,139	2,323
*	Coupa Software Inc.	11,462	2,254
*	Wolfspeed Inc.	18,251	2,238
*	Ceridian HCM Holding Inc.	19,405	2,123
*	F5 Inc.	9,183	2,090
	NortonLifeLock Inc.	83,383	2,072
*	Dynatrace Inc.	29,694	1,866
*	Zendesk Inc.	18,001	1,838
*	Avalara Inc.	12,809	1,789
*	GoDaddy Inc. Class A	25,452	1,786
*	PTC Inc.	15,949	1,748
*	Check Point Software Technologies Ltd.	15,282	1,701
*	Elastic NV	10,700	1,663
*	Black Knight Inc.	23,157	1,655
*	Globant SA	6,058	1,605
*	Clarivate plc	68,117	1,590
*	Lattice Semiconductor Corp.	20,530	1,559
*	Synaptics Inc.	5,410	1,527
	Citrix Systems Inc.	18,814	1,513
*	Five9 Inc.	10,521	1,497
*	Manhattan Associates Inc.	9,527	1,488
*	Guidewire Software Inc.	12,783	1,487
*	Aspen Technology Inc.	10,110	1,466
	Amdocs Ltd.	19,272	1,346
*	Silicon Laboratories Inc.	6,657	1,307
*	Arrow Electronics Inc.	10,611	1,291
	Azenta Inc.	11,227	1,270
*	Pure Storage Inc. Class A	40,904	1,267
*	Wix.com Ltd.	8,295	1,267
*	Flex Ltd.	72,957	1,248
	Vertiv Holdings Co. Class A	45,555	1,168
*	DXC Technology Co.	38,690	1,160
*	Smartsheet Inc. Class A	18,093	1,158
*	Asana Inc. Class A	10,976	1,141
*	Dropbox Inc. Class A	45,588	1,122
*	Rapid7 Inc.	8,406	1,043
*	CyberArk Software Ltd.	6,023	1,041
	Concentrix Corp.	6,000	996
*	Nutanix Inc. Class A	29,643	985
	Universal Display Corp.	6,751	966
*	Anaplan Inc.	22,104	946
	Power Integrations Inc.	9,338	934
*	Ambarella Inc.	5,125	920

		Shares	Market Value ($000)
*	Novanta Inc.	5,644	911
*	Workiva Inc. Class A	6,475	903
*	Blackline Inc.	8,129	895
*	New Relic Inc.	8,041	891
	National Instruments Corp.	20,993	872
*	Rogers Corp.	3,114	849
*	Semtech Corp.	9,904	848
*	Varonis Systems Inc. Class B	16,346	847
*	Sailpoint Technologies Holdings Inc.	15,559	818
*	MicroStrategy Inc. Class A	1,106	798
	Dolby Laboratories Inc. Class A	9,525	794
*	NCR Corp.	19,991	778
*	Digital Turbine Inc.	14,455	767
*	Change Healthcare Inc.	37,754	766
*	Sprout Social Inc. Class A	6,826	762
*	SPS Commerce Inc.	5,370	757
*	Mimecast Ltd.	9,270	751
*	Diodes Inc.	6,988	743
*	Onto Innovation Inc.	7,879	742
*	Ziff Davis Inc.	6,467	736
*	MaxLinear Inc. Class A	10,906	734
*	Teradata Corp.	16,891	733
*	Cirrus Logic Inc.	8,945	717
*	Qualys Inc.	5,458	711
	Pegasystems Inc.	6,187	710
*	Fiverr International Ltd.	5,010	710
	CDK Global Inc.	18,324	708
*	Q2 Holdings Inc.	8,818	708
*	Tenable Holdings Inc.	14,227	703
*	Upwork Inc.	18,813	701
*	Everbridge Inc.	6,062	688
*	Perficient Inc.	4,997	685
	TD SYNNEX Corp.	6,350	657
*	Mandiant Corp.	38,333	651
*	Envestnet Inc.	8,411	645
*	Fabrinet	5,777	639
	CMC Materials Inc.	4,794	637
*	Alarm.com Holdings Inc.	7,741	618
*	Blackbaud Inc.	8,035	606
	Avnet Inc.	16,056	582
*	nCino Inc.	9,341	580
*	Fastly Inc. Class A	13,681	558
	Advanced Energy Industries Inc.	6,315	554
*	MACOM Technology Solutions Holdings Inc.	7,527	541
*	Altair Engineering Inc. Class A	7,211	537
*	Box Inc. Class A	22,852	535
*	Cargurus Inc. Class A	14,242	534
	Kulicke & Soffa Industries Inc.	8,962	517
*	LiveRamp Holdings Inc.	10,708	503
*	Insight Enterprises Inc.	4,860	479
*	Dun & Bradstreet Holdings Inc.	24,666	469
*	FormFactor Inc.	11,161	468
*	Alteryx Inc. Class A	6,984	464
*	Cerence Inc.	5,956	448
*	Verint Systems Inc.	9,381	446
*	CommVault Systems Inc.	7,060	444
*,1	Skillz Inc. Class A	47,474	441
*	Bumble Inc. Class A	12,722	436

		Shares	Market Value ($000)
	Switch Inc. Class A	15,600	427
	Xerox Holdings Corp.	22,612	417
*	3D Systems Corp.	18,051	411
*	Rambus Inc.	15,144	407
*	Momentive Global Inc.	18,874	386
	Shutterstock Inc.	3,358	383
*	Appian Corp.	5,122	381
*	LivePerson Inc.	9,835	380
	Vishay Intertechnology Inc.	17,279	352
*	Plexus Corp.	4,102	345
*	Sanmina Corp.	9,254	338
*	NetScout Systems Inc.	10,673	319
*	Yelp Inc. Class A	9,281	318
*	BigCommerce Holdings Inc.	7,000	317
*	Magnite Inc.	17,998	317
*	Duck Creek Technologies Inc.	11,017	315
*	Allscripts Healthcare Solutions Inc.	18,568	309
*	Stratasys Ltd.	10,976	296
*	Schrodinger Inc.	7,491	294
*	JFrog Ltd.	9,100	291
*	Appfolio Inc. Class A	2,400	289
*	Bandwidth Inc. Class A	4,004	287
	Amkor Technology Inc.	12,924	279
	Progress Software Corp.	5,766	279
	CSG Systems International Inc.	5,101	269
*	TTM Technologies Inc.	19,106	263
*	Bottomline Technologies DE Inc.	5,808	260
	McAfee Corp. Class A	9,400	243
*	Jamf Holding Corp.	7,400	239
	Xperi Holding Corp.	13,300	238
*	C3.ai Inc. Class A	6,000	222
*	Yext Inc.	20,947	202
*	PROS Holdings Inc.	5,468	199
*	Covetrus Inc.	10,408	187
*	Cognyte Software Ltd.	8,286	169
*	Vroom Inc.	12,106	167
	Ebix Inc.	5,271	161
*	MicroVision Inc.	22,300	158
*	Allegro MicroSystems Inc.	5,000	156
*	Avaya Holdings Corp.	7,791	152
	CTS Corp.	4,038	141
*	Consensus Cloud Solutions Inc.	2,007	126
	Benchmark Electronics Inc.	4,445	105
*	ScanSource Inc.	3,196	100
	SolarWinds Corp.	4,438	64
*	N-able Inc.	4,437	52
			1,999,581
Telecommunications (3.0%)
	Cisco Systems Inc.	638,278	35,003
	Comcast Corp. Class A	687,561	34,364
	Verizon Communications Inc.	629,178	31,629
	AT&T Inc.	1,075,628	24,557
*	Charter Communications Inc. Class A	19,334	12,495
*	T-Mobile US Inc.	89,298	9,717
	Motorola Solutions Inc.	25,058	6,344
*	Arista Networks Inc.	36,722	4,556
	Lumen Technologies Inc.	169,637	2,093
	Juniper Networks Inc.	49,094	1,528

		Shares	Market Value ($000)
*	Ciena Corp.	23,042	1,388
*	Liberty Global plc Class A	49,345	1,303
	Cable One Inc.	716	1,269
*	DISH Network Corp. Class A	38,212	1,194
*	Lumentum Holdings Inc.	11,460	994
*	Vonage Holdings Corp.	38,809	800
*	Liberty Global plc Class C	29,898	796
*	Iridium Communications Inc.	19,482	749
*	Altice USA Inc. Class A	35,408	561
*	Viavi Solutions Inc.	37,743	559
*	Calix Inc.	7,960	533
*	Viasat Inc.	11,031	489
	Cogent Communications Holdings Inc.	6,323	474
	Telephone & Data Systems Inc.	17,869	316
*	CommScope Holding Co. Inc.	31,431	313
	Ubiquiti Inc.	1,000	299
	InterDigital Inc.	4,055	275
*	Liberty Latin America Ltd. Class C	21,071	237
*	8x8 Inc.	10,556	227
*	EchoStar Corp. Class A	7,200	197
*	NETGEAR Inc.	5,364	143
	Shenandoah Telecommunications Co.	2,400	61
*	United States Cellular Corp.	1,921	56
	ATN International Inc.	1,400	54
*	Liberty Latin America Ltd. Class A	4,549	52
*	Plantronics Inc.	1,830	47
			175,672
Utilities (1.1%)
	Waste Management Inc.	64,306	10,332
	Sempra Energy	48,643	5,831
	American Water Works Co. Inc.	27,296	4,601
	Consolidated Edison Inc.	54,572	4,237
	Republic Services Inc.	31,755	4,200
	Edison International	57,400	3,747
	PPL Corp.	116,936	3,254
	CMS Energy Corp.	42,428	2,497
	AES Corp.	100,391	2,347
	CenterPoint Energy Inc.	88,021	2,281
	Alliant Energy Corp.	36,875	2,020
	Atmos Energy Corp.	18,886	1,706
	Essential Utilities Inc.	32,925	1,556
	NiSource Inc.	56,376	1,382
	UGI Corp.	31,667	1,306
*	Sunrun Inc.	28,042	1,291
	OGE Energy Corp.	29,314	1,006
*	Evoqua Water Technologies Corp.	18,745	843
*	Clean Harbors Inc.	8,151	827
*	Stericycle Inc.	14,061	794
	IDACORP Inc.	7,370	771
	Portland General Electric Co.	14,938	727
*	Casella Waste Systems Inc. Class A	8,194	695
	Hawaiian Electric Industries Inc.	16,942	644
	Southwest Gas Holdings Inc.	9,640	634
	ONE Gas Inc.	9,434	612
	New Jersey Resources Corp.	16,464	606
	Clearway Energy Inc. Class C	15,825	591
*	Sunnova Energy International Inc.	15,219	563
	American States Water Co.	5,919	557

			Shares	Market Value ($000)
		Ormat Technologies Inc.	7,101	536
		California Water Service Group	7,544	475
		Avangrid Inc.	8,663	438
		Spire Inc.	7,280	436
		NorthWestern Corp.	6,921	383
		Avista Corp.	9,349	360
		Atlantica Sustainable Infrastructure plc	9,147	351
		MGE Energy Inc.	4,596	334
		South Jersey Industries Inc.	13,441	316
		SJW Group	3,468	234
*		Harsco Corp.	13,234	193
		Northwest Natural Holding Co.	3,900	168
*		US Ecology Inc.	3,988	136
		Clearway Energy Inc. Class A	2,184	75
				66,893
Total Common Stocks (Cost $4,689,681)				5,904,645
		Coupon
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[3,4]	Vanguard Market Liquidity Fund (Cost $13,066)	0.077%	130,656	13,065
Total Investments (100.0%) (Cost $4,702,747)				5,917,710
Other Assets and Liabilities—Net (0.0%)				2,405
Net Assets (100%)				5,920,115
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,889,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $3,154,000 was received for securities on loan.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2021	65	14,840	98

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of November 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	5,904,644	—	1	5,904,645
Temporary Cash Investments	13,065	—	—	13,065
Total	5,917,709	—	1	5,917,710

Derivative Financial Instruments
Assets
Futures Contracts[1]	98	—	—	98
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.